Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

November 17, 2023

Via EDGAR

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, NE

Washington D.C. 20549

RE:	Principal Life Insurance Company
Registration on Form S-1
Principal® Strategic Income Index-Linked Deferred Annuity

To whom it may concern:

Transmitted herewith for filing is an initial registration statement for the Principal® Strategic Income Index-Linked Deferred Annuity.

Please direct all comments and questions regarding this filing to the undersigned. In advance, thank you for your assistance with this filing.

Sincerely,

/s/ Scott Van Wyngarden

Scott Van Wyngarden

Counsel, Registrant

711 High Street

Des Moines, IA 50392-0300

(515) 247-6785

VanWyngarden.Scott@Principal.com